                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01792

                              Van Kampen Pace Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/05

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

            VAN KAMPEN PACE FUND

            PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)



                                                                          NUMBER OF
            DESCRIPTION                                                    SHARES                  VALUE
            COMMON STOCKS    99.7%
            AIR FREIGHT & LOGISTICS    3.1%
            C.H. Robinson Worldwide, Inc. (a)                                 355,460       $        22,792,095
            Expeditors International Washington, Inc.                         384,400                21,826,232
                                                                                            --------------------
                                                                                                     44,618,327
                                                                                            --------------------

            BIOTECHNOLOGY    2.6%
            Genentech, Inc. (a)                                               451,400                38,012,394
                                                                                            --------------------

            CASINOS & GAMING    3.3%
            International Game Technology                                   1,161,500                31,360,500
            Station Casinos, Inc.                                             236,700                15,707,412
                                                                                            --------------------
                                                                                                     47,067,912
                                                                                            --------------------

            COMMUNICATIONS EQUIPMENT    2.7%
            Corning, Inc. (a)                                                 660,000                12,757,800
            QUALCOMM, Inc.                                                    592,445                26,511,914
                                                                                            --------------------
                                                                                                     39,269,714
                                                                                            --------------------

            COMPUTER HARDWARE    3.1%
            Dell, Inc. (a)                                                  1,316,100                45,010,620
                                                                                            --------------------

            DATA PROCESSING & OUTSOURCING SERVICES    2.6%
            Iron Mountain, Inc. (a)                                           516,662                18,961,495
            Paychex, Inc.                                                     500,130                18,544,820
                                                                                            --------------------
                                                                                                     37,506,315
                                                                                            --------------------

            DEPARTMENT STORES    2.6%
            Sears Holdings Corp. (a)                                          302,900                37,686,818
                                                                                            --------------------

            DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES
            1.9%
            Corporate Executive Board Co.                                     360,300                28,096,194
                                                                                            --------------------

            EDUCATION SERVICES    2.6%
            Apollo Group, Inc., Class A (a)                                   558,700                37,092,093
                                                                                            --------------------

            FERTILIZERS & AGRICULTURAL CHEMICALS    2.8%
            Monsanto Co.                                                      650,800                40,837,700
                                                                                            --------------------

            GAS UTILITIES    1.7%
            Questar Corp.                                                     271,300                23,906,956

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
                                                                                            --------------------

            HEALTH CARE EQUIPMENT    2.3%
            Guidant Corp.                                                     209,000                14,398,010
            St. Jude Medical, Inc. (a)                                        389,100                18,209,880
                                                                                            --------------------
                                                                                                     32,607,890
                                                                                            --------------------

            HEALTH CARE SERVICES    0.0%
            Medco Health Solutions, Inc. (a)                                        1                        55
                                                                                            --------------------

            HEALTH CARE SUPPLIES    3.1%
            Alcon, Inc. (Switzerland)                                         246,400                31,509,632
            Dade Behring Holdings, Inc.                                       364,200                13,351,572
                                                                                            --------------------
                                                                                                     44,861,204
                                                                                            --------------------

            HOME ENTERTAINMENT SOFTWARE    2.7%
            Electronic Arts, Inc. (a)                                         691,000                39,310,990
                                                                                            --------------------

            HOME IMPROVEMENT RETAIL    2.7%
            Home Depot, Inc.                                                1,026,350                39,144,989
                                                                                            --------------------

            HOMEBUILDING    1.8%
            Pulte Homes, Inc.                                                 603,800                25,915,096
                                                                                            --------------------

            HOTELS, RESORTS & CRUISE LINES    3.0%
            Carnival Corp.                                                    858,800                42,922,824
                                                                                            --------------------

            HUMAN RESOURCES & EMPLOYMENT SERVICES    1.4%
            Monster Worldwide, Inc. (a)                                       673,800                20,692,398
                                                                                            --------------------

            HYPERMARKETS & SUPER CENTERS    3.3%
            Costco Wholesale Corp.                                          1,112,700                47,946,243
                                                                                            --------------------

            INDUSTRIAL CONGLOMERATES    1.4%
            Tyco International, Ltd. (Bermuda)                                750,000                20,887,500
                                                                                            --------------------

            INSURANCE BROKERS    1.6%
            Marsh & McLennan Co., Inc.                                        743,000                22,579,770
                                                                                            --------------------

            INTEGRATED TELECOMMUNICATION SERVICES    1.3%
            Sprint Nextel Corp.                                               799,393                19,009,566
                                                                                            --------------------

            INTERNET RETAIL    6.6%
            Amazon.com, Inc. (a)                                              541,600                24,534,480
            eBay, Inc. (a)                                                  1,714,660                70,643,992
                                                                                            --------------------
                                                                                                     95,178,472
                                                                                            --------------------

            INTERNET SOFTWARE & SERVICES    8.1%
            Google, Inc., Class A (a)                                         219,070                69,326,892
            Yahoo!, Inc. (a)                                                1,412,560                47,801,030
                                                                                            --------------------
                                                                                                    117,127,922
                                                                                            --------------------

                                                                                            --------------------

            MANAGED HEALTH CARE    3.2%
            UnitedHealth Group, Inc.                                          808,840                45,456,808
                                                                                            --------------------

            MOTORCYCLE MANUFACTURERS    2.4%
            Harley-Davidson, Inc.                                             700,100                33,912,844
                                                                                            --------------------

            OIL & GAS EXPLORATION & PRODUCTION    6.4%
            Southwestern Energy Co. (a)                                       296,800                21,785,120
            Ultra Petroleum Corp. (a)                                       1,234,120                70,196,746
                                                                                            --------------------
                                                                                                     91,981,866
                                                                                            --------------------

            PROPERTY & CASUALTY    2.9%
            Berkshire Hathaway, Inc., Class B (a)                              15,097                41,229,907
                                                                                            --------------------

            PUBLISHING    2.0%
            Getty Images, Inc. (a)                                            342,768                29,491,759
                                                                                            --------------------

            SEMICONDUCTORS    1.7%
            Marvell Technology Group, Ltd. (Bermuda) (a)                      515,940                23,789,993
                                                                                            --------------------

            SPECIALIZED FINANCE    3.9%
            Chicago Mercantile Exchange                                        99,840                33,676,032
            Moody's Corp.                                                     443,036                22,630,279
                                                                                            --------------------
                                                                                                     56,306,311
                                                                                            --------------------

            THRIFTS & MORTGAGE FINANCE    0.9%
            Countrywide Financial Corp.                                       407,025                13,423,685
                                                                                            --------------------

            TOBACCO    2.5%
            Altria Group, Inc.                                                494,292                36,434,263
                                                                                            --------------------

            WIRELESS TELECOMMUNICATION SERVICES    5.5%
            America Movil SA de CV, Class L - ADR (Mexico)                  2,259,900                59,480,568
            Crown Castle International Corp. (a)                              819,256                20,178,275
                                                                                            --------------------
                                                                                                     79,658,843
                                                                                            --------------------

            TOTAL LONG-TERM INVESTMENTS    99.7%
               (Cost $1,264,522,406)                                                              1,438,976,241

            REPURCHASE AGREEMENT    0.4%
            State Street Bank & Trust Co. ($6,473,000 par
            collateralized by U.S. Government obligations in a pooled
            cash account, interest rate of 3.65%, dated 09/30/05, to be
            sold on 10/03/05 at $6,474,969)  (Cost $6,473,000)                                        6,473,000
                                                                                            --------------------

            TOTAL INVESTMENTS    100.1%
               (Cost $1,270,995,406)                                                              1,445,449,241

            LIABILITIES IN EXCESS OF OTHER ASSETS    (0.1%)                                         (2,064,980)
                                                                                            --------------------


            NET ASSETS    100.0%                                                                 $1,443,384,261
                                                                                            --------------------

            Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.
ADR       - American Depositary Receipt

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pace Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: November 21, 2005